Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases
Schedule of certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company's operating leases

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases, as of March 31, 2026:

Weighted average remaining lease term (in years) - operating leases	0.25
Weighted average discount rate - operating leases	6.46%

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases, as of December 31, 2025:

Weighted average remaining lease term (in years) - operating leases	0.50
Weighted average discount rate - operating leases	6.5%

Schedule of future lease payments

Future lease payments for all lease obligations as of March 31, 2026 for the following fiscal year and thereafter are as follows (in thousands):

Year ending December 31:	Operating Lease
2026	$14
Total minimum lease payments	14
Less effects of discounting	—
Present value of future minimum lease payments	$14

Future lease payments for all lease obligations for the following fiscal year and thereafter are as follows (in thousands):

Operating Lease
Years ending December 31:
2026	29
Total minimum lease payments	$29
Less effects of discounting	—
Present value of future minimum lease payments	$29

Schedule of undiscounted cash flows of sales-type leases

The table below reconciles the undiscounted cash flows to be received to the net investment in sales-type leases recorded in the unaudited condensed balance sheets (in thousands):

2026 (remainder)	$77
2027	102
2028	102
2029	102
2030	102
Thereafter	163
Total minimum lease payments	648
Less: unearned interest	(202)
Net investment in sales-type leases	$446

The table below reconciles the undiscounted cash flows to be received to the net investment in sales-type leases recorded in the consolidated balance sheets (in thousands):

2026	102
2027	102
2028	102
2029	102
2030	102
Thereafter	163
Total minimum lease payments	$673
Less: unearned interest	(190)
Net investment in sales-type leases	$483

Schedule of interest income recognized on lease arrangements

Interest income recognized on lease arrangements is included in interest expense, net, on the unaudited condensed statements of operations, and is presented below (in thousands):

	For the three months ended March 31,
	2026	2025
Lease income - sales-type leases	$12	$14
Total lease income	$12	$14

Interest income recognized on lease arrangements is included in interest expense, net, on the consolidated statements of operations, and is presented below (in thousands):

	For the years ended December 31,
	2025	2024
Lease income - sales-type leases	$52	$47
Total lease income	$52	$47